Exhibit 1

KPMG LLP Two Manhattan West 375 9th Avenue, 17th Floor New York, NY 10001

Independent Accountants’ Agreed-Upon Procedures Report

Wells Fargo Commercial Mortgage Securities, Inc.

Wells Fargo Bank, National Association

(together, the “Company”)

Wells Fargo Securities, LLC

Goldman Sachs & Co. LLC

Goldman Sachs Bank USA

Goldman Sachs Mortgage Company

Barclays Capital Real Estate Inc.

Barclays Capital Inc.

KKR Capital Markets LLC

(collectively, the “Specified Parties”):

Re: KRE Commercial Mortgage Trust 2026-ICNA – Data File Procedures

We have performed the procedures described below on the specified attributes in an electronic data file entitled “KRE 2026-ICNA Securitization Tape.xlsx” provided by the Company on March 26, 2026 (the “Data File”), containing information on one mortgage loan (the “Mortgage Loan”) and one related mortgaged property (the “Mortgaged Property”) as of April 9, 2026 (the “Cut-off Date”), which we were informed is intended to be included as collateral in the offering by KRE Commercial Mortgage Trust 2026-ICNA, Commercial Mortgage Pass-Through Certificates, Series 2026-ICNA (the “Certificates”). The Company is responsible for the specified attributes identified by the Company in the Data File.

The Specified Parties have agreed to and acknowledged that the procedures performed are appropriate to meet the intended purpose of assisting specified parties in evaluating the accuracy of the specified attributes in the Data File. This report may not be suitable for any other purpose. No other parties have agreed to or acknowledged the appropriateness of these procedures for the intended purpose or any other purpose.

The procedures performed may not address all the items of interest to a specified party of this report and may not meet the needs of all specified parties of this report and, as such, specified parties are responsible for determining whether the procedures performed are appropriate for their purposes. We make no representation regarding the appropriateness of the procedures either for the intended purpose or for any other purpose.

Unless otherwise stated, the following definitions have been adopted in presenting our procedures and findings:

•	The term “compared” means compared to the information shown and found it to be in agreement, unless otherwise stated. Such compared information was deemed to be in agreement if differences were within the reporting threshold.
•	The term “recomputed” means recalculated and compared the result to the information shown and found it to be in agreement, unless otherwise stated. Such recomputed information was deemed to be in agreement if differences were within the reporting threshold.
•	The term “reporting threshold” means that dollar amounts and percentages were within $1.00 and 0.1%, respectively.
KPMG LLP, a Delaware limited liability partnership, and its subsidiaries are part of the KPMG global organization of independent member firms affiliated with KPMG International Limited, a private English company limited by guarantee.

•	The term "Provided by the Company” when used in the “Source Document(s)” column of Attachment A, means we were instructed by the Company to assume the attribute is accurate and not perform any procedure.
•	The term “Loan Files” means the electronic copies of source documents provided by the Company and listed in Attachment A. Where the term “Draft” is used, it means source documents provided by the Company and listed in Attachment A are in draft form and are not executed with signatures as of the date of this report. We make no representation regarding the validity or accuracy of any of the source documents.
•	The term “Compared Attributes” means the list of fields in the Data File which were selected by the Company for us to perform comparison procedures for and are listed in Attachment A.
•	The term “Recomputed Attributes” means the list of fields in the Data File which were selected by the Company for us to perform recomputation procedures for and are listed in Attachment B.
•	The term “Calculation Methodology” means the formula listed in the “Calculation Methodology” column of Attachment B containing the calculation methodology for the Recomputed Attributes provided by the Company.
•	The term “Provided Information” means the Cut-off Date, Loan Files and Calculation Methodology.

Prior to being provided the Data File, we received one or more earlier versions of the data file on which to perform our procedures. In performing those procedures, we identified differences which were communicated to the Company. The Data File represents the revised information reflecting resolution of differences communicated as determined appropriate by the Company. We performed the procedures on the Data File, and the results of those procedures are reflected herein.

The procedures we were instructed by the Company to perform for the Mortgage Loan and related Mortgaged Property in the Data File and the associated findings are as follows.

A.	We compared the Compared Attributes in the Data File (except for those with “Provided by the Company” in the “Source Document(s)” column of Attachment A) to the corresponding information included in the Loan Files. The Company indicated that the absence of any of the information in the Loan Files or the inability to agree the indicated information from the Data File to the Loan Files for each of the attributes identified, constituted an exception, except for those Compared Attributes with “Provided by the Company” in the “Source Document(s)” column of Attachment A.
B.	We recomputed the Recomputed Attributes in the Data File using (i) the corresponding information contained in the Data File and (ii) the Calculation Methodology.

We found such information to be in agreement without exception.

We were engaged by the Company to perform this agreed-upon procedures engagement. We conducted our engagement in accordance with attestation standards established by the American Institute of Certified Public Accountants, which involves us performing the specific procedures agreed to and acknowledged above and reporting on findings based on performing those procedures. We were not engaged to, and did not, conduct an examination or review, the objective of which would be the expression of an opinion or conclusion, respectively, on the specified attributes in the Data File. Accordingly, we do not express such an opinion or conclusion. Had we performed additional procedures, other matters might have come to our attention that would have been reported.

We are required to be independent of the Company and to meet our other ethical responsibilities, in accordance with the relevant ethical requirements related to our agreed-upon procedures engagement.

The procedures performed were applied based on the information included in the Data File and Provided Information, without verification or evaluation of such information by us; therefore, we express no opinion or any other form of assurance regarding (i) the reasonableness of the information provided to us by the Company, (ii) the physical existence of the Mortgage Loan and related Mortgaged Property, (iii) the reliability or accuracy of the Provided Information which was used in our procedures, or (iv) matters of legal interpretation.

The procedures performed were not intended to address, nor did they address: (i) the conformity of the origination of the Mortgage Loan to stated underwriting or credit extension guidelines, standards, criteria or other requirements, (ii) the value of collateral securing the Mortgage Loan being securitized, (iii) the compliance of the originator of the Mortgage Loan with federal, state, and local laws and regulations, or (iv) any other factor or characteristic of the Mortgage Loan and related Mortgaged Property that would be material to the likelihood that the issuer of the Certificates will pay interest and principal in accordance with applicable terms and conditions. The procedures performed were not intended to satisfy any criteria for due diligence published by the nationally recognized statistical rating organizations (“NRSROs”).

The terms of our engagement are such that we have no responsibility to update this report because of events and circumstances that may subsequently occur.

This report is intended solely for the information and use of the Specified Parties. It is not intended to be and should not be used by any other person or entity, including investors or the NRSROs, who are not identified in the report as the Specified Parties but may have access to this report as required by law or regulation.

/s/ KPMG LLP

New York, New York

March 27, 2026

ATTACHMENT A

COMPARED ATTRIBUTES

Attribute	Source Document(s)
Loan Number	Provided by the Company
Mortgage Loan Originators	Draft Loan Agreement
Mortgage Loan Sellers	Provided by the Company
Property Name	Provided by the Company
Property Address	Appraisal
Property City	Appraisal
Property State	Appraisal
Property Zip Code	Appraisal
Year Built	Provided by the Company
Year Renovated	Appraisal
General Property Type	Appraisal
No. of Units	Underwriting File
Unit of Measure	Underwriting File
Occupancy %	Underwriting File
Occupancy % Source Date	Underwriting File
Loan Purpose (Acquisition, Refinance, Finance)	Provided by the Company
Borrower Name	Draft Loan Agreement
Borrower Sponsor	Provided by the Company
Non-Recourse Carveout Guarantor	Draft Guaranty
Property Manager	Management Agreement
Note Date	Provided by the Company
First Payment Date	Provided by the Company
Anticipated Repayment Date	Provided by the Company
Maturity Date	Provided by the Company
Rate Type	Draft Loan Agreement
Mortgage Rate Index	Provided by the Company
Mortgage Loan Spread	Provided by the Company
Assumed SOFR	Provided by the Company
Assumed SOFR Cap	Provided by the Company
Trustee/Certificate Administrator Fee Rate	Provided by the Company
Servicing Fee Rate	Provided by the Company
Operating Advisor Fee Rate	Provided by the Company
CREFC Fee Rate	Provided by the Company
Interest Accrual Basis	Draft Loan Agreement
Interest Rate Change Amount	Draft Loan Agreement
Interest Rate Change Trigger	Draft Loan Agreement
Trust Notes Original Principal Balance	Provided by the Company
Partial Release and/or Partial Prepayment (Y/N)	Draft Loan Agreement
Prepayment Restriction Code	Provided by the Company
Amortization Term (Original)	Draft Loan Agreement

ATTACHMENT A

Attribute	Source Document(s)
Amortization Term (Remaining)	Draft Loan Agreement
Extension Options Description	Draft Loan Agreement
Loan Amortization Type	Draft Loan Agreement
ARD Loan (Y/N)	Draft Loan Agreement
Appraisal Firm	Appraisal
As-Is Appraisal Valuation Date	Appraisal
As-Is Appraised Value	Appraisal
LTV Adjusted (Y/N)	Provided by the Company
LTV Adjustment Amount	Provided by the Company
Total Debt UW NCF DSCR at Cap	Provided by the Company
UW DSCRs Adjusted (Y/N)	Provided by the Company
UW DSCR Adjustment Amount	Provided by the Company
UW DYs Adjusted (Y/N)	Provided by the Company
UW DY Adjustment Amount	Provided by the Company
UW Revenues	Underwriting File
UW Expenses	Underwriting File
UW NOI	Underwriting File
UW Capital Expenditures	Underwriting File
UW NCF	Underwriting File
Affiliated Sponsor (Y/N)	Provided by the Company
Lien Position	Provided by the Company
Title Vesting (Fee/Leasehold/Both)	Provided by the Company
Ground Lease Initial Expiration Date	Ground Lease
Type of Lockbox	Draft Loan Agreement
Engineering Escrow/Deferred Maintenance	Draft Loan Agreement
Environmental Escrow	Draft Loan Agreement
Springing Environmental Escrow Description	Draft Loan Agreement
Tax Escrow (Initial)	Draft Loan Agreement
Tax Escrow (Monthly)	Draft Loan Agreement
Springing Tax Escrow Description	Draft Loan Agreement
Insurance Escrow (Initial)	Draft Loan Agreement
Insurance Escrow (Monthly)	Draft Loan Agreement
Springing Insurance Escrow Description	Draft Loan Agreement
CapEx Reserve (Initial)	Draft Loan Agreement
CapEx Reserve (Monthly)	Draft Loan Agreement
CapEx Reserve Description	Draft Loan Agreement
TI/LC Reserve (Initial)	Provided by the Company
TI/LC Reserve (Monthly)	Draft Loan Agreement
TI/LC Reserve Description	Draft Loan Agreement
Other Escrow I Reserve Description	Draft Loan Agreement
Other Escrow I (Initial)	Provided by the Company

ATTACHMENT A

Attribute	Source Document(s)
Other Escrow I (Monthly)	Draft Loan Agreement
Springing Other Escrow I Reserve Description	Draft Loan Agreement
Other Escrow II Reserve Description	Draft Loan Agreement
Other Escrow II (Initial)	Draft Loan Agreement
Other Escrow II (Monthly)	Draft Loan Agreement
Springing Other Escrow II Reserve Description	Draft Loan Agreement
Other Escrow III Reserve Description	Draft Loan Agreement
Other Escrow III (Initial)	Draft Loan Agreement
Other Escrow III (Monthly)	Draft Loan Agreement
Springing Other Escrow III Reserve Description	Draft Loan Agreement
Pari Passu Debt (Y/N)	Provided by the Company
Junior Notes Original Balance ($)	Provided by the Company
Junior Notes Cut-off Date Balance ($)	Provided by the Company
Companion Notes Original Balance	Provided by the Company
Companion Notes Cut-off Date Balance	Provided by the Company
Companion Notes Description	Draft Loan Agreement
Existing Subordinate Secured Debt (Y/N)	Draft Loan Agreement
Sub Sec Debt Description	Draft Loan Agreement
Sub Sec Debt Original Principal Balance	Provided by the Company
Sub Sec Debt Cut-Off Date Principal Balance	Provided by the Company
Existing Mezzanine Debt (Y/N)	Draft Loan Agreement
Mezzanine Debt Cut-Off Date Principal Balance	Provided by the Company
Existing Unsecured Debt (Y/N)	Draft Loan Agreement
Unsecured Debt Cut-Off Date Principal Balance	Provided by the Company
Future Secured Debt Permitted (Y/N)	Draft Loan Agreement
Future Mezzanine Debt Permitted (Y/N)	Draft Loan Agreement
Future Unsecured Debt Permitted (Y/N)	Draft Loan Agreement
Environmental Phase I Report Date	Phase I Environmental Report
Phase II Performed	Phase I Environmental Report
Engineering Report Firm	Engineering Report
Engineering Report Date	Engineering Report
Seismic Report Date	Provided by the Company
Seismic PML %	Provided by the Company
Seismic Insurance Required and Obtained if PML >= 20% (Y/N)	Provided by the Company
Single-Tenant (Y/N)	Underwriting File
Largest Tenant Name by UW Gross Rent	Underwriting File
Largest Tenant SqFt	Underwriting File
Largest Tenant Exp. Date	Underwriting File
Second Largest Tenant Name by UW Gross Rent	Underwriting File
Second Largest Tenant SqFt	Underwriting File
Second Largest Tenant Exp. Date	Underwriting File

ATTACHMENT A

Attribute	Source Document(s)
Third Largest Tenant Name by UW Gross Rent	Underwriting File
Third Largest Tenant SqFt	Underwriting File
Third Largest Tenant Exp. Date	Underwriting File

ATTACHMENT B

RECOMPUTED ATTRIBUTES

Attribute	Calculation Methodology
Mortgage Loan Interest Rate	Sum of Mortgage Loan Spread and Assumed SOFR
Mortgage Loan Interest Rate at Cap	Sum of Mortgage Loan Spread and Assumed SOFR Cap
Monthly Debt Service Amount	Product of Trust Notes Cut-Off Date Balance, Mortgage Loan Interest Rate, and 365/360 divided by 12
Monthly Debt Service Amount at Cap	Product of Trust Notes Cut-Off Date Balance, Mortgage Loan Interest Rate at Cap, and 365/360 divided by 12
Trust Notes Cut-Off Date Balance	Set equal to Trust Notes Original Principal Balance
Trust Notes Balloon Payment	Set equal to Trust Notes Cut-Off Date Balance
Loan Term (Original) (months)	Number of payments between and including the First Payment Date and the Maturity Date
Loan Term (Remaining) (months)	Loan Term (Original) (months) minus Seasoning (months)
IO Period (months)	Set equal to Loan Term (Original) (months)
Seasoning (months)	Number of payments between and including the First Payment Date and the Cut-off Date
Total Debt Cut-Off Date LTV Ratio	Set equal to Mortgage Loan Cut-Off Date LTV Ratio
Total Debt LTV Ratio at Maturity	Set equal to Mortgage Loan LTV Ratio at Maturity
Total Debt UW NCF DSCR	UW NCF divided by the product of Total Debt Cut-Off Date balance, 365/360, and sum of 3.0% and Assumed SOFR
Total Debt Cut-Off Date UW NOI Debt Yield	Set equal to Mortgage Loan Cut-Off Date UW NOI Debt Yield
Total Debt Cut-Off Date UW NCF Debt Yield	Set equal to Mortgage Loan Cut-Off Date UW NCF Debt Yield
Mortgage Loan Cut-Off Date LTV Ratio	Trust Notes Cut-Off Date Balance divided by As-Is Estimated Value
Mortgage Loan LTV Ratio at Maturity	Trust Notes Balloon Payment divided by As-Is Estimated Value
Mortgage Loan UW NCF DSCR	UW NCF divided by the product of Monthly Debt Service Amount and 12
Mortgage Loan UW NCF DSCR at Cap	UW NCF divided by the product of Monthly Debt Service Amount at Cap and 12
Mortgage Loan Cut-Off Date UW NOI Debt Yield	UW NOI divided by Trust Notes Cut-Off Date Balance
Mortgage Loan Cut-Off Date UW NCF Debt Yield	UW NCF divided by Trust Notes Balloon Payment
Total Debt Principal Balance	Set equal to Trust Notes Original Principal Balance
Total Debt Cut-Off Date Balance	Set equal to Trust Notes Original Principal Balance

B-1